Earnings per share - Narrative (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 category shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Earnings per share [abstract]
Number of categories of dilutive potential shares | category	2
Antidilutive securities (shares) | shares	466	261	645